Summary of Changes in Outstanding Options (Detail) - 2degrees $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at December 31, 2016 | shares	30,006,045
Options, Redeemed | shares	(4,047,722)
Options, Forfeited | shares	(1,538,323)
Options, Outstanding at December 31, 2017 | shares	24,420,000
Options, Exercisable at December 31, 2017 | shares	19,295,000
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2016 | $ / shares	$ 1.31
Weighted- Average Exercise Price per Unit, Redeemed | $ / shares	1.02
Weighted- Average Exercise Price per Unit, Forfeited | $ / shares	1.07
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2017 | $ / shares	1.38
Weighted- Average Exercise Price per Unit, Exercisable at December 31, 2017 | $ / shares	$ 1.34
Weighted-Average Remaining Contractual Term (in Years), Outstanding at December 31, 2017	3 years 6 months
Weighted-Average Remaining Contractual Term (in Years), Exercisable at December 31, 2017	3 years
Aggregate Intrinsic Value, Outstanding at December 31, 2017 | $	$ 10,348
Aggregate Intrinsic Value, Exercisable at December 31, 2017 | $	$ 8,959